Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events

Note 14 — Subsequent events

To explore metaverse business, the Company established two new subsidiaries in China. Zhuhai Hongsheng new technology Co., Ltd. was established in January 2022. Zhuhai Pangu Vision Digital Technology Co., Ltd. was established in February 2022.

On January 6, 2022, the Company entered into an equity transfer agreement (the “Agreement”) with the shareholder of SmartConn., Limited (“SmartConn”) pursuant to which the Company agrees to purchase 19.99% equity of SmartConn at 90% of the appraisal price. The consideration of the acquisition will be paid in the form of newly issued shares of the Company. Upon the consummation of the acquisition, the shareholder of SmartConn will hold 17,138,305 shares of the Company. The closing is subject to the customary closing conditions and terms as stipulated in the Agreement. SmartConn wholly controls Shanghai Stamp Technology Co., Ltd. (“Stamp Technology”). Stamp Technology mainly engaged in distributed database blockchain (including alliance chain and private chain), cryptocurrency DAPP development and cryptocurrency industry research. Powerbridge further uses its big data and blockchain technology to expand Powerbridge’s blockchain business by acquiring SmartConn.

On January 28, 2022, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $1,569,218 for a term of one year and at a fixed annual interest rate of 4.70%. The bank loan was guaranteed by the representative of Zhuhai Powerbridge and pledged approximately $2.6 million fixed assets as the collateral to secure the loan.

On January 5, 2022, the Board approved to sell the Company’s 38% ownership interest in Shantou Hongrui to other shareholders for a price of $0.

From February 2022 to March 2022, YA delivered conversion notice for convertible notes in principle of $1,750,000. The Company issued an aggregate of 5,024,599 restricted ordinary shares, par value $0.00166667 per share, of the Company, to YA.

Stewart Lor ceased to act as CFO in April 2022. Yuxia Xu was appointed CFO and Chief Operating Officer, with effect from May 1, 2022.